Schedule of Warranty Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Trade And Other Payables
Opening provision	$ 250
Warranty expenses during the year	(672)	(728)
Additional provision during the year	1,494	978
Closing balance	$ 1,072	$ 250